Financial Instruments (Fair Values of Outstanding Derivative Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivative Assets:
Derivative assets	$ 628	$ 852
Derivative Liabilities:
Derivative liabilities	16	4
Level 2
Derivative Assets:
Derivative assets	628	852
Derivative Liabilities:
Derivative liabilities	16	4
Level 2 | Foreign exchange contracts | Prepaid revenue share, expenses and other assets, current and non-current
Derivative Assets:
Derivative assets	628	851
Level 2 | Foreign exchange contracts | Accrued expenses and other current liabilities
Derivative Liabilities:
Derivative liabilities	14	3
Level 2 | Interest rate contracts | Prepaid revenue share, expenses and other assets, current and non-current
Derivative Assets:
Derivative assets		1
Level 2 | Interest rate contracts | Accrued expenses and other liabilities, current and non-current
Derivative Liabilities:
Derivative liabilities	2	1
Fair Value of Derivatives Designated as Hedging Instruments | Level 2
Derivative Assets:
Derivative assets	626	852
Derivative Liabilities:
Derivative liabilities	3	1
Fair Value of Derivatives Designated as Hedging Instruments | Level 2 | Foreign exchange contracts | Prepaid revenue share, expenses and other assets, current and non-current
Derivative Assets:
Derivative assets	626	851
Fair Value of Derivatives Designated as Hedging Instruments | Level 2 | Foreign exchange contracts | Accrued expenses and other current liabilities
Derivative Liabilities:
Derivative liabilities	1	0
Fair Value of Derivatives Designated as Hedging Instruments | Level 2 | Interest rate contracts | Prepaid revenue share, expenses and other assets, current and non-current
Derivative Assets:
Derivative assets		1
Fair Value of Derivatives Designated as Hedging Instruments | Level 2 | Interest rate contracts | Accrued expenses and other liabilities, current and non-current
Derivative Liabilities:
Derivative liabilities	2	1
Fair Value of Derivatives Not Designated as Hedging Instruments | Level 2
Derivative Assets:
Derivative assets	2	0
Derivative Liabilities:
Derivative liabilities	13	3
Fair Value of Derivatives Not Designated as Hedging Instruments | Level 2 | Foreign exchange contracts | Prepaid revenue share, expenses and other assets, current and non-current
Derivative Assets:
Derivative assets	2	0
Fair Value of Derivatives Not Designated as Hedging Instruments | Level 2 | Foreign exchange contracts | Accrued expenses and other current liabilities
Derivative Liabilities:
Derivative liabilities	13	3
Fair Value of Derivatives Not Designated as Hedging Instruments | Level 2 | Interest rate contracts | Prepaid revenue share, expenses and other assets, current and non-current
Derivative Assets:
Derivative assets		0
Fair Value of Derivatives Not Designated as Hedging Instruments | Level 2 | Interest rate contracts | Accrued expenses and other liabilities, current and non-current
Derivative Liabilities:
Derivative liabilities	$ 0	$ 0